Loans Receivable (Tables)	6 Months Ended
Dec. 31, 2024
Loans Receivable [Abstract]
Schedule of Loans Receivable

Loans receivable consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
WELL FANCY DEVELOPMENT LTD. (1)	$283,050	$-
HAMASEN INTERNATIONAL CONSULTANCY LIMITED (2)	600,000	-
LIBRA APPRAISAL LIMITED (3)	500,000	-
GIANT IMAGE LIMITED (4)	2,832,000	-
OIC CORPORATE SERVICES LIMITED (5)	300,000	-
Total loan receivable - current	$4,515,050	$-

(1)	On October 28, 2024, Li Bang International provided a loan of $283,050 with interest of 5% to WELL FANCY DEVELOPMENT LTD., a third-party, from October 28, 2024 to September 27, 2025. According to the loan agreement, the principal shall be repaid by September 27, 2025.

(2)	On October 28, 2024, Li Bang International provided a loan of $600,000 with interest of 5% to HAMASEN INTERNATIONAL CONSULTANCY LIMITED, a third-party, from October 28, 2024 to October 27, 2025. According to the loan agreement, the principal shall be repaid by October 27, 2025.

(3)	On October 28, 2024, Li Bang International provided a loan of $500,000.00 with interest of 5% to LIBRA APPRAISAL LIMITED, a third-party, from October 28, 2024 to October 27, 2025. According to the loan agreement, the principal shall be repaid by October 27, 2025.

(4)	On October 28, 2024 and November 18, 2024, Li Bang International provided two loans of $2,000,000 and $832,000 to GIANT IMAGE LIMITED, a third-party for one year, carrying interest at 5%. According to the loan agreements, the $2,000,000 shall be repaid by October 27, 2025. The $832,000 shall be repaid by October 17, 2025.

(5)	On November 14, 2024, Li Bang International provided a loan of $300,000 with interest of 5% to OIC CORPORATE SERVICES LIMITED, a third-party, from November 14, 2024 to October 13, 2025. According to the loan agreement, the principal shall be repaid by October 13, 2025.